DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P ESG Dividend Aristocrats ETF
November 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.4%
Consumer Discretionary
— 8.1%
Best Buy Co., Inc.
1,895 170,550
Genuine Parts Co.
525 66,533
Lowe's Cos., Inc.
246 67,018
McDonald's Corp.
188 55,650
NIKE, Inc., Class B
358 28,199
Polaris, Inc.
1,014 69,966
(Cost $455,201)
457,916
Consumer Staples — 18.3%
Archer-Daniels-Midland Co.
1,200 65,520
Brown-Forman Corp., Class B
765 32,191
Church & Dwight Co., Inc.
299 32,929
Coca-Cola Co.
1,347 86,316
Colgate-Palmolive Co.
807 77,980
Hormel Foods Corp.
2,837 92,004
J M Smucker Co.
740 87,165
Kimberly-Clark Corp.
800 111,480
McCormick & Co., Inc.
1,012 79,351
PepsiCo, Inc.
428 69,957
Procter & Gamble Co.
447 80,129
Sysco Corp.
1,002 77,264
Target Corp.
611 80,841
Walmart, Inc.
632 58,460
(Cost $1,027,762)
1,031,587
Energy — 3.7%
Chevron Corp.
657 106,388
Exxon Mobil Corp.
875 103,215
(Cost $208,007)
209,603
Financials — 9.3%
Aflac, Inc.
703 80,142
Chubb Ltd.
158 45,619
FactSet Research Systems, Inc.
45 22,080
Franklin Resources, Inc.
4,214 95,911
Jack Henry & Associates, Inc.
192 33,826
S&P Global, Inc.
45 23,513
SEI Investments Co.
617 50,983
T. Rowe Price Group, Inc.
1,208 149,599
W.R. Berkley Corp.
333 21,495
(Cost $435,759)
523,168
Health Care — 8.3%
Abbott Laboratories
473 56,178
AbbVie, Inc.
732 133,905
Becton Dickinson & Co.
183 40,608
Cardinal Health, Inc.
501 61,242
Medtronic PLC
1,117 96,665
Perrigo Co. PLC
2,533 72,292
West Pharmaceutical Services,
Inc.
19 6,188
Number
of Shares Value $
(Cost $423,763)
467,078
Industrials — 17.5%
ABM Industries, Inc.
1,077 61,572
Automatic Data Processing, Inc.
237 72,742
C.H. Robinson Worldwide, Inc.
904 95,444
Carlisle Cos., Inc.
91 41,560
Caterpillar, Inc.
153 62,135
Cintas Corp.
139 31,385
Donaldson Co., Inc.
601 46,908
Dover Corp.
238 49,004
Emerson Electric Co.
562 74,521
Expeditors International of
Washington, Inc.
257 31,262
Illinois Tool Works, Inc.
229 63,552
Lincoln Electric Holdings, Inc.
148 32,335
MSA Safety, Inc.
179 31,112
Nordson Corp.
112 29,231
Pentair PLC
480 52,315
Republic Services, Inc.
179 39,076
Stanley Black & Decker, Inc.
966 86,409
Toro Co.
463 40,318
Waste Management, Inc.
206 47,013
(Cost $780,212)
987,894
Information Technology — 7.6%
Analog Devices, Inc.
243 52,986
Badger Meter, Inc.
94 20,381
International Business Machines
Corp.
568 129,169
Microchip Technology, Inc.
662 45,129
QUALCOMM, Inc.
410 64,997
Roper Technologies, Inc.
26 14,728
Texas Instruments, Inc.
511 102,726
(Cost $352,900)
430,116
Materials — 8.7%
Air Products and Chemicals, Inc.
245 81,911
Albemarle Corp.
310 33,387
AptarGroup, Inc.
244 42,202
Ecolab, Inc.
151 37,564
HB Fuller Co.
331 25,451
Linde PLC
80 36,879
Nucor Corp.
190 29,391
PPG Industries, Inc.
376 46,763
RPM International, Inc.
407 56,484
Sherwin-Williams Co.
78 30,997
Sonoco Products Co.
1,089 56,497
Stepan Co.
170 13,073
(Cost $445,152)
490,599
Real Estate — 6.4%
Essex Property Trust, Inc. REIT
384 119,217
Federal Realty Investment Trust
REIT
984 114,784

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P ESG Dividend Aristocrats ETF
(Continued)
November 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
Number
of Shares Value $
Realty Income Corp. REIT
2,242 129,789
(Cost $312,058)
363,790
Utilities — 11.5%
California Water Service Group
701 35,884
Edison International
1,564 137,241
Eversource Energy
1,925 124,143
NextEra Energy, Inc.
1,276 100,383
ONE Gas, Inc.
869 67,756
Spire, Inc.
844 61,773
UGI Corp.
4,138 125,671
(Cost $550,932)
652,851
TOTAL COMMON STOCKS
(Cost $4,991,746)
5,614,602
Number
of Shares Value $
EXCHANGE-TRADED FUNDS
— 0.4%
ProShares S&P 500 Dividend
Aristocrats ETF
100 10,847
Xtrackers S&P 500 ESG ETF (a)
200 11,010
(Cost $20,008)
21,857
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
4.59% (b)
(Cost $2,198)
2,198 2,198
TOTAL INVESTMENTS — 99.8%
(Cost $5,013,952)
5,638,657
Other assets and liabilities,
net — 0.2%
10,194
NET ASSETS — 100.0%
5,648,851
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
EXCHANGE-TRADED FUNDS — 0.2%
Xtrackers S&P 500 ESG ETF  (a)
— 10,633 — — 377 — — 200 11,010
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 4.59% (b)
2,341 56,082 (56,225) — — 55 — 2,198 2,198
2,341 66,715 (56,225) — 377 55 — 2,398 13,208
(a)
Affiliated fund advised by DBX Advisors LLC .
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P ESG Dividend Aristocrats ETF
(Continued)
November 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
SNPD-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 5,614,602 $ — $ — $ 5,614,602
Exchange-Traded Funds
21,857 — — 21,857
Short-Term Investments (a)
2,198 — — 2,198
TOTAL
$ 5,638,657 $ — $ — $ 5,638,657
(a)
See Schedule of Investments for additional detailed categorizations.